Investment Objectives and Goals - Zacks Quality International ETF	Aug. 11, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Zacks Quality International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Zacks Quality International ETF (the “Fund”) seeks to generate positive risk-adjusted returns.